Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Cambria Chesapeake Pure Trend ETF
Shareholder Report [Line Items]
Fund Name	Cambria Chesapeake Pure Trend ETF
Class Name	Cambria Chesapeake Pure Trend ETF
Trading Symbol	MFUT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambria Chesapeake Pure Trend ETF (the "Fund") for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cambriafunds.com/mfut . You can also request this information by contacting us at (855) 766-7661 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 766-7661
Additional Information Website	www.cambriafunds.com/mfut
Expenses [Text Block]

What were the Fund costs for the past year
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambria Chesapeake Pure Trend ETF	$ 101	1.14%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period July 1, 2024 – June 30, 2025

During the 12-month reporting period, the MFUT Fund returned –23.60%

The Fund faced a challenging environment in early 2025 as trend persistence deteriorated. MFUT’s non-correlation is a double-edged sword: it diverges not only from traditional long-only markets but also from less diversified, shorter-term peers. The strategy performed as expected based on the conditions during the past year. While that can be frustrating at times, we believe it is that discipline that helps create the diversification and long-term goals of the Fund. After a difficult year, the Fund is starting to recover as trend signals reemerged, and the portfolio re-engaged.

MFUT maintained its systematic approach throughout, adjusting exposures based on the strength and direction of price trends across asset classes. The strategy does not rely on predictions or discretionary decisions, instead following a rules-based process to identify opportunities and manage risk.

What Factors Influenced Performance

  Currencies:
  The largest drag came from sharp reversals in the U.S. dollar versus most major currencies, which created significant whipsaws for systematically driven positions.
  Net exposure increased meaningfully during the year. Long positions in the Philippine Peso, Indian Rupee contributed positively. Crypto exposure via the iShares Bitcoin Trust (IBIT) was also positive.
  Fixed Income:
  Choppiness in fixed income also detracted, particularly repeated reversals in long-duration Treasuries and international bonds, even as short-duration exposures remained consistently additive.
  The Fund maintained long exposure to short-duration bonds while holding short positions in long-duration Treasuries and select global sovereigns. These trades were helpful as interest rate expectations shifted during the period.
  Equities:
  In equities, the Fund experienced a whipsaw effect: just as the March–April drawdown ended, our long-term signals shifted the portfolio net short, creating losses across roughly quarter of the Fund’s exposure.
  The Fund held a wide range of long and short positions in individual stocks. Positive contributors included long positions in Cisco while short positions in General Mills were also additive.
  Commodities:
  The Fund benefited from long exposure to gold, cocoa, coffee, orange juice, and livestock throughout most of the period, as sustained trends in each prevailed. Positioning was reduced in early 2025 as trends reversed, then increased again in the second quarter as the models directed an increase in exposure.

Positioning

At period-end, MFUT held:

  Long positions in softs and livestock commodities, with moderate gold exposure
  Net long foreign currency exposure
  Short positions in longer-duration global bonds
  Net long single-stock positions (~2.5:1)

While the year included periods of disruption, the Fund remained consistent in applying its systematic process—reducing risk when trends weakened and scaling back in when trend strength improved. MFUT’s diversified, rules-based framework is designed to participate in sustained market trends while actively seeking to manage downside risk.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended June 30, 2025:	1 year	Since Inception ( 5/28/24 )
Cambria Chesapeake Pure Trend ETF - at NAV	-23.60%	-24.60%
SG CTA Index	-11.85%	-13.90%
S&P 500 Total Return Index	15.16%	17.01%

Performance Inception Date	May 28, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.cambriafunds.com/mfut for more recent performance information.
Net Assets	$ 17,949,000
Holdings Count | Holdings	130
Advisory Fees Paid, Amount	$ 163,288
Investment Company, Portfolio Turnover	309.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$17,949
Number of Holdings	130
Total Advisory Fee Paid	$163,288
Annual Portfolio Turnover	309%

Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2025) Sector/Security Type Breakdown (% of net assets) (Excludes securities sold short and other financial instruments)
Largest Holdings [Text Block]
Top 10 Holdings	(% of net assets)
First American Government Obligations Fund - Class X, 4.25%	48.1
Abbott Laboratories	2.0
Cisco Systems, Inc.	1.8
Automatic Data Processing, Inc.	1.8
Corteva, Inc.	1.7
Paychex, Inc.	1.6
Deere & Co.	1.6
Cheniere Energy, Inc.	1.5
Northrop Grumman Corp.	1.2
Sony Group Corp.	1.2

Securities Sold Short
(% of net assets)

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation).

Other Financial Instruments Security Type
(% of net assets)